Financial instruments - Net Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Cash and cash equivalents	$ 2,655,236	$ 1,515,051	$ 509,102	$ 588,530
Other current financial assets	961,355	919,049
Other non-current financial hedge assets	22,606	245
Other current financial liabilities	(522,999)	(51,305)
Lease liabilities, current	(12,149)	(7,704)
Other non-current financial liabilities	(2,394,218)	(2,587,732)
Non-current lease liabilities	(49,585)	(46,519)
Total	$ 660,246	$ (258,915)	$ (1,105,095)